Components of Changes in Non-cash Working Capital Balances (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Change In Noncash Working Capital Balances [Abstract]
Accounts receivable	$ 18,730	$ 59,415
Inventory	(7,005)	(6,181)
Accounts payable and accrued liabilities	(18,945)	(54,903)
Non cash working capital	(7,220)	(1,669)
Operations	(22,526)	18,711
Investments	$ 15,306	$ (20,380)